(Loss)/gain on disposals (Details) - USD ($) $ in Millions							12 Months Ended
		Oct. 12, 2015	Jun. 19, 2015	Mar. 10, 2015	Nov. 04, 2014	Mar. 21, 2014	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Dec. 02, 2015
Significant Acquisitions and Disposals [Line Items]
Book value on disposal							$ 15,807.0	$ 16,409.0
(Loss)/gain on disposals	[1]						0.0	(63.0)	[2]	$ 632.0
Assets written off								5.0
Assets written off								(5.0)
Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Book value on disposal							14,276.0	14,930.0
Total
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount							0.0
Total | Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount								1,802.0
Book value on disposal							0.0	1,865.0
(Loss)/gain on disposals							$ 0.0	(63.0)
Total | Jack-up rigs
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount										1,002.0
Book value on disposal										370.0
(Loss)/gain on disposals										632.0
West Mira | Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount								199.0
Book value on disposal								279.0
(Loss)/gain on disposals		$ (80.0)						(80.0)
West Rigel | Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount								128.0
Book value on disposal								210.0			$ 210.0
(Loss)/gain on disposals								(82.0)
West Polaris earn out realized
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount			$ 235.0
(Loss)/gain on disposals			$ (77.0)
West Polaris earn out realized | Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount								235.0
Book value on disposal								312.0
(Loss)/gain on disposals								(77.0)
SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount				$ 1,077.0
(Loss)/gain on disposals				$ 181.0
SeaMex Limited | Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount								1,240.0
Book value on disposal								1,059.0
(Loss)/gain on disposals								$ 181.0
West Auriga
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount						$ 466.0
(Loss)/gain on disposals						$ 440.0
West Auriga | Jack-up rigs
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount										466.0
Book value on disposal										26.0
(Loss)/gain on disposals										440.0
West Vela earn out realized
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount					$ 535.0
(Loss)/gain on disposals					$ 191.0
West Vela earn out realized | Jack-up rigs
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount										536.0
Book value on disposal										344.0
(Loss)/gain on disposals										$ 192.0

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".
[2]	Refer to Note 39 "Restatement of previously issued financial statements"